Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt
Schedule of Debt

As at	June 30, 2024	December 31, 2023
Debt – opening balance	$57,000	$—
Drawdowns	10,000	130,000
Repayments	(47,000)	(73,000)
Debt - closing balance	$20,000	$57,000